DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--412
                           (A UNIT INVESTMENT TRUST)

                           - CALIFORNIA, FLORIDA, NEW JERSEY AND NEW YORK PORTFOLIOS
                           -  PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  DISTRIBUTIONS TWICE A YEAR

SPONSORS:
MERRILL LYNCH,             -----------------------------------------------------
PIERCE, FENNER & SMITH     The Securities and Exchange Commission has not
INCORPORATED               approved or disapproved these Securities or passed
SALOMON SMITH BARNEY INC.  upon the adequacy of this prospectus. Any
UBS PAINEWEBBER INC.       representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated March 23, 2001.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $195 billion sponsored over the last 30 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF NOVEMBER 30, 2000, THE EVALUATION DATE.

CONTENTS

                                                    PAGE
                                                    ----
California Insured Portfolio--
  Risk/Return Summary.............................    3
Florida Insured Portfolio--
  Risk/Return Summary.............................    6
New Jersey Insured Portfolio--
  Risk/Return Summary.............................    9
New York Insured Portfolio--
  Risk/Return Summary.............................   12
What You Can Expect From Your Investment..........   16
  Income Twice a Year.............................   16
  Return Figures..................................   16
  Records and Reports.............................   16
The Risks You Face................................   17
  Interest Rate Risk..............................   17
  Call Risk.......................................   17
  Reduced Diversification Risk....................   17
  Liquidity Risk..................................   17
  Concentration Risk..............................   17
  State Concentration Risk........................   19
  Bond Quality Risk...............................   21
  Insurance Related Risk..........................   21
  Litigation and Legislation Risks................   21
Selling or Exchanging Units.......................   21
  Sponsors' Secondary Market......................   22
  Selling Units to the Trustee....................   22
  Exchange Option.................................   23
How The Fund Works................................   23
  Pricing.........................................   23
  Evaluations.....................................   23
  Income..........................................   23
  Expenses........................................   23
  Portfolio Changes...............................   24
  Fund Termination................................   24
  Certificates....................................   25
  Trust Indenture.................................   25
  Legal Opinion...................................   26
  Auditors........................................   26
  Sponsors........................................   26
  Trustee.........................................   26
  Underwriters' and Sponsors' Profits.............   26
  Public Distribution.............................   26
  Code of Ethics..................................   27
Taxes.............................................   27
Supplemental Information..........................   29
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $4,275,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                15%
/ /Lease Rental                                           24%
/ /Municipal Water/Sewer Utilities                        14%
/ /Tax Allocation                                         31%
/ /Transit Authorities                                    16%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in tax allocation bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
each June and December):
Regular Semi-annual Income per 1,000 units:         $25.91
Annual Income per 1,000 units:                      $51.82
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   You will pay an up-front sales fee of 1.714%, as well as a deferred sales fee of $9.48 per 1,000 units (paid in quarterly installments November, February, May and August through February, 2002).

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                        AMOUNT
                                                    PER 1,000 UNITS
                                                    ---------------
Trustee's Fee                                            $0.63
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                               $0.50
Evaluator's Fee                                          $0.08
Other Operating Expenses                                 $0.62
                                                         -----
TOTAL                                                    $1.83

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered after 1987 and were outstanding on December 31, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/00.

                    WITH SALES FEE                    NO SALES FEE
               1 YEAR     5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
----------------------------------------------------------------------------
High              14.64%   4.86%     5.84%         17.82%   6.04%     6.43%
Average            8.23    4.18      5.71          10.70    5.26      6.30
Low                2.91    2.97      5.60           4.35    3.71      6.19
----------------------------------------------------------------------------
Average
Sales fee          2.28%   5.29%     5.82%
----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is $250.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER 1,000 UNITS                          $1,016.59
(as of November 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income twice a year.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $10.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 6 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $2,565,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                 1%
/ /General Obligation                                      1%
/ /Hospitals/Health Care                                  19%
/ /Lease Rental                                           12%
/ /Municipal Water/Sewer Utilities                        19%
/ /Municipal Electric/Gas Utilities                       30%
/ /Stadiums/Convention Centers                            18%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in municipal electric/gas utility bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
each June and December):
Regular Semi-annual Income per 1,000 units:         $24.87
Annual Income per 1,000 units:                      $49.74
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   You will pay an up-front sales fee of 1.714%, as well as a deferred sales fee of $9.78 per 1,000 units (paid in quarterly installments November, February, May and August through February, 2002).
   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                        AMOUNT
                                                    PER 1,000 UNITS
                                                    ---------------
Trustee's Fee                                            $0.64
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                               $0.51
Evaluator's Fee                                          $0.52
Other Operating Expenses                                 $0.77
                                                         -----
TOTAL                                                    $2.44

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between after 1987 and were outstanding on December 31, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/00.

                 WITH SALES FEE               NO SALES FEE
            1 YEAR  5 YEARS  10 YEARS  1 YEAR   5 YEARS  10 YEARS
-----------------------------------------------------------------
High        14.54%   4.76%     6.09%   17.91%    5.61%     6.68%
Average      8.10    4.01      5.78    10.45     5.07      6.37
Low          1.55    2.77      5.37     4.32     3.79      5.96
-----------------------------------------------------------------
Average
Sales fee    2.16%   5.09%     5.82%
-----------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is $250.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER 1,000 UNITS                          $995.85
(as of November 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income twice a year.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $10.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $3,245,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                15%
/ /Hospitals/Health Care                                  46%
/ /Municipal Electric Utilities                           10%
/ /State/Local Government Supported                       29%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in hospital/health care and state/local government supported bonds, adverse developments in these sectors may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
each June and December):
Regular Semi-annual Income per 1,000 units:         $25.76
Annual Income per 1,000 units:                      $51.53
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   You will pay an up-front sales fee of 1.714%, as well as a deferred sales fee of $9.48 per 1,000 units (paid in quarterly installments November, February, May and August through February, 2002).

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                        AMOUNT
                                                    PER 1,000 UNITS
                                                    ---------------
Trustee's Fee                                            $0.63
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                               $0.50
Evaluator's Fee                                          $0.52
Other Operating Expenses                                 $0.41
                                                         -----
TOTAL                                                    $2.06

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on December 31, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/00.

                 WITH SALES FEE               NO SALES FEE
            1 YEAR  5 YEARS  10 YEARS  1 YEAR   5 YEARS  10 YEARS
-----------------------------------------------------------------
High        13.98%   4.46%     5.83%   17.34%    5.63%     6.42%
Average      7.19    3.94      5.73     9.56     5.04      6.32
Low          3.13    2.96      5.48     4.41     3.74      6.07
-----------------------------------------------------------------
Average
Sales fee    2.22%   5.47%     5.82%
-----------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is $250.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER 1,000 UNITS                          $997.83
(as of November 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income twice a year.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $10.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $3,765,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                17%
/ /Hospitals/Health Care                                  12%
/ /Industrial Development Revenue                         19%
/ /Lease Rental                                           36%
/ /Municipal Water/Sewer Utilities                        16%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in lease rental bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
each June and December):
Regular Semi-annual Income per 1,000 units:         $26.32
Annual Income per 1,000 units:                      $52.65
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   You will pay an up-front sales fee of 1.714%, as well as a deferred sales fee of $9.48 per 1,000 units (paid in quarterly installments November, February, May and August through February, 2002.)

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                        AMOUNT
                                                    PER 1,000 UNITS
                                                    ---------------
Trustee's Fee                                            $0.64
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                               $0.51
Evaluator's Fee                                          $0.52
Other Operating Expenses                                 $0.36
                                                         -----
TOTAL                                                    $2.03

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered after 1987 and were outstanding on December 31, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/00.

                 WITH SALES FEE               NO SALES FEE
            1 YEAR  5 YEARS  10 YEARS  1 YEAR   5 YEARS  10 YEARS
-----------------------------------------------------------------
High        17.51%   4.77%     6.86%   20.89%    5.74%     7.46%
Average      9.10    4.03      6.17    11.38     5.05      6.75
Low          3.73    3.05      5.79     5.09     3.82      6.38
-----------------------------------------------------------------
Average
Sales fee    2.02%   4.98%     5.78%
-----------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is $250.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER 1,000 UNITS                          $1,010.56
(as of November 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income twice a year.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $10.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2001*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       3%    3.5%    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------------------------------
$      0- 27,050  $      0- 45,200     20.10   3.75   4.38   5.01    5.63    6.26    6.88    7.51    8.14    8.76    9.39   10.01
$ 27,051- 65,550  $ 45,201-109,250     34.70   4.59   5.36   6.13    6.89    7.66    8.42    9.19    9.95   10.72   11.48   12.25
$ 65,551-136,750  $109,251-166,450     37.42   4.79   5.59   6.39    7.19    7.99    8.79    9.59   10.39   11.19   11.98   12.78
$136,751-297,300  $166,451-297,300     41.95   5.17   6.03   6.89    7.75    8.61    9.47   10.34   11.20   12.06   12.92   13.78
   OVER $297,300     OVER $297,300     45.22   5.48   6.39   7.30    8.21    9.13   10.04   10.95   11.87   12.78   13.69   14.60

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                      EFFECTIVE
       TAXABLE INCOME 2001*            TAX RATE
SINGLE RETURN       JOINT RETURN          %            3%       3.5%       4%       4.5%        5%
                                                           IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------
$      0- 27,050  $      0- 45,200         15.00      3.53      4.12      4.71       5.29       5.88
$ 27,051- 65,550  $ 45,201-109,250         28.00      4.17      4.86      5.56       6.25       6.94
$ 65,551-136,750  $109,251-166,450         31.00      4.35      5.07      5.80       6.52       7.25
$136,751-297,300  $166,451-297,300         36.00      4.69      5.47      6.25       7.03       7.81
   OVER $297,300     OVER $297,300         39.60      4.97      5.79      6.62       7.45       8.28


       TAXABLE I
SINGLE RETURN       5.5%        6%        6.5%        7%
                     IS EQUIVALENT TO A TAXABLE YIELD OF
----------------  ------------------------------------------
$      0- 27,050     6.47       7.06       7.65       8.24
$ 27,051- 65,550     7.64       8.33       9.03       9.72
$ 65,551-136,750     7.97       8.70       9.42      10.14
$136,751-297,300     8.59       9.38      10.16      10.94
   OVER $297,300     9.11       9.93      10.76      11.59

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2001*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 27,050  $      0- 45,200     16.49   4.79   5.39   5.99    6.59    7.18    7.78    8.38    8.98    9.58
$ 27,051- 65,550  $ 45,201-109,250     31.98   5.88   6.62   7.35    8.09    8.82    9.56   10.29   11.03   11.76
$ 65,551-136,750  $109,251-166,450     35.40   6.19   6.97   7.74    8.51    9.29   10.06   10.84   11.61   12.38
$136,751-297,300  $166,451-297,300     40.08   6.68   7.51   8.34    9.18   10.01   10.85   11.68   12.52   13.35
   OVER $297,300     OVER $297,300     43.45   7.07   7.96   8.84    9.73   10.61   11.49   12.38   13.26   14.15

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2001*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 27,050  $      0- 45,200     23.99   5.26   5.92   6.58    7.24    7.89    8.55    9.21    9.87   10.52
$ 27,051- 65,550  $ 45,201-109,250     35.65   6.22   6.99   7.77    8.55    9.32   10.10   10.88   11.66   12.43
$65,551- 136,750  $109,251-166,450     38.33   6.49   7.30   8.11    8.92    9.73   10.54   11.35   12.16   12.97
$136,751-297,300  $166,451-297,300     42.80   6.99   7.87   8.74    9.62   10.49   11.36   12.24   13.11   13.99
   OVER $297,300     OVER $297,300     46.02   7.41   8.34   9.26   10.19   11.12   12.04   12.97   13.89   14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2001*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 27,050  $      0- 45,200     20.82   5.05   5.68   6.31    6.95    7.58    8.21    8.84    9.47   10.10
$ 27,051- 65,550  $ 45,201-109,250     32.93   5.96   6.71   7.46    8.20    8.95    9.69   10.44   11.18   11.93
$ 65,551-136,750  $109,251-166,450     35.73   6.22   7.00   7.78    8.56    9.34   10.11   10.89   11.67   12.45
$136,751-297,300  $166,451-297,300     40.38   6.71   7.55   8.39    9.23   10.06   10.90   11.74   12.58   13.42
   OVER $297,300     OVER $297,300     43.74   7.11   8.00   8.89    9.78   10.66   11.55   12.44   13.33   14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2001 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME TWICE A YEAR

The Fund will pay you regular semi-annual income. Your income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual  -     Estimated
Interest Income      Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the New Jersey Portfolio's concentration in hospital and health care bonds.

  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;

  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the New York Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:

  - the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
  - rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the Florida Portfolio's concentration in municipal electric utility revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:

  - increases in operating and construction costs;
  - the costs and availability of fuel;
  - unpredicability of future usage requirements; and
  - the risks associated with the nuclear industry.

There has been an increase in competition in the electric utility industry. The effect of this competition has been to induce municipal utilities to keep their rates as low as possible. Municipal electric utilities may, therefore, be unable to increase rates to recover their investment in generating plant.

Here is what you should know about the California Portfolio's concentration in tax increment or tax allocation bonds.

  - these bonds are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed values.
  - the issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

Here is what you should know about the New Jersey Portfolio's concentration in state/local government supported bonds:

  - state/local government supported bonds are ultimately guaranteed or supported on a continuous basis by a state or local government having taxing power;
  - but the taxing power of any state/local government may be limited by provisions of the state constitution or laws as well as political and economic considerations;
  - a state or local government's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.
  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen.

STATE GOVERNMENT

The 1999-2000 Budget Act allocated a State budget of approximately $63.7 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County remains unknown.
  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce ability to pay their debts.
  - California's general obligation bonds are currently rated AA3 by Moody's and AA- by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.
  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.
  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds that could be affected by these provisions.

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;
  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and
  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and
  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and
  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;
  - a decline in manufacturing jobs, leading to above-average unemployment;
  - sensitivity to the financial services industry; and
  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated AA by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;
  - welfare and medical costs;
  - expiring labor contracts; and
  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. $29.7 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $22.8 billion of financing over fiscal 2001-2004. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2004.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 30 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and

  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and

  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales fees you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
7 World Trade Center--40th Floor,
New York, NY 10048
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
UBS PAINEWEBBER INC. (a wholly-owned subsidiary of PaineWebber Group Inc.)
1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax adviser in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (CALIFORNIA, FLORIDA, NEW JERSEY AND NEW
YORK TRUSTS)
DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 412 (California, Florida, New Jersey and New York Trusts) Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Funds, Multistate Series - 412 (California, Florida, New Jersey and New York Trusts) Defined Asset Funds, including the portfolios, as of November 30, 2000 and the related statements of operations and of changes in net assets for the period December 11, 1999 to November 30, 2000. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 2000, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Funds, Multistate Series - 412 (California, Florida, New Jersey and New York Trusts) Defined Asset Funds at November 30, 2000 and the results of their operations and changes in their net assets for the above-stated period in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

New York, N.Y.
February 12, 2001

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF NOVEMBER 30, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,960,976)(Note 1)......................                  $4,220,459
  Accrued interest receivable......................                      71,867
  Accrued interest on segregated bonds.............                         180
  Receivable from security sold....................                      29,505
  Cash.............................................                      38,103
                                                                  -------------
              Total trust property.................                   4,360,114

LESS LIABILITIES:
  Redemptions payable..............................  $    27,231
  Accrued expenses.................................        3,467
  Deferred sales charge (Note 5)...................        4,776         35,474
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  4,223,031 units of fractional undivided
    interest outstanding (Note 3)..................    4,220,633
  Undistributed net investment income..............      104,007
                                                    -------------
                                                                      $4,324,640
                                                                   =============
UNIT VALUE ($4,324,640/4,223,031 units)............                    $1.02406
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                             December 11,
                                                 1999
                                                  to
                                             November 30,
                                                 2000
                                             -------------
INVESTMENT INCOME:
  Interest income...........................    $222,165
  Interest income on segregated bonds.......       2,886
  Trustee's fees and expenses...............      (5,254)
  Sponsor's fees............................      (2,149)
                                             -------------
  Net investment income.....................     217,648
                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................       1,340
  Unrealized appreciation of investments....     259,483
                                             -------------

  Net realized and unrealized gain on
    investments.............................     260,823
                                             -------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $478,471
                                             =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               December 11,
                                                   1999
                                                    to
                                               November 30,
                                                   2000
                                               -------------
OPERATIONS:
  Net investment income.......................    $217,648
  Realized gain on securities sold
    or redeemed...............................       1,340
  Unrealized appreciation of investments......     259,483
                                               -------------
  Net increase in net assets resulting
    from operations...........................     478,471

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......    (110,076)

DEFERRED SALES CHARGE (Note 5)................     (30,665)

CAPITAL SHARE TRANSACTIONS - Redemptions of
  26,969 units................................     (27,231)
                                               -------------
NET INCREASE IN NET ASSETS....................     310,499

NET ASSETS AT BEGINNING OF PERIOD.............   4,014,141
                                               -------------
NET ASSETS AT END OF PERIOD...................  $4,324,640
                                               =============
PER UNIT:
  Income distributions during period..........    $0.02590
                                               =============
  Net asset value at end of period............    $1.02406
                                               =============
TRUST UNITS OUTSTANDING AT END OF PERIOD......   4,223,031
                                               =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 11, 1999 was based upon offer side evaluations at December 9, 1999, the day prior to the Date of Deposit. Cost of securities at December 11, 1999 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      Distributions of net investment income are made semi-annually. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 4,223,031 units at Date of Deposit..........    $3,988,669
      Redemptions of units - net cost of 26,969 units
        redeemed less redemption amounts..................        (1,080)
      Realized gain on securities sold or redeemed........         1,340
      Interest income on segregated bonds.................         2,886
      Deferred sales charge...............................       (30,665)
      Unrealized appreciation of investments..............       259,483
                                                           --------------

      Net capital applicable to Holders...................    $4,220,633
                                                           ==============

  4.  INCOME TAXES

      As of November 30, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $259,483, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,960,976 at November 30, 2000.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  5.  DEFERRED SALES CHARGE

      A deferred sales charge of $2.38 per unit is charged in the first year and $2.37 in the second year on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $19.00 per unit over the first two years of the life of the Fund. Should a Holder redeem units prior to the second anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412
DEFINED ASSET FUNDS

PORTFOLIO OF THE - CALIFORNIA TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                       Rating                                        Optional
    Portfolio No. and Title of            of             Face                        Redemption
            Securities(4)              Issues(1)        Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            -------------              ---------        ------  ------ ------------- -------------          -------      --------
 1 San Joaquin Hills Trans. Corridor       AAA      $   650,000   5.375%   2029         01/15/07         $  598,546    $  646,685
   Agy., Toll Road Rfdg. Rev. Bonds,                                                    @ 102.000
   Ser. 1997 A (MBIA Ins.)

 2 City of Salinas, CA, Salinas Pub.       AAA          415,000   5.700    2028         10/01/07            406,339       426,147
   Fin. Auth., Certs. of Part. (Cap                                                     @ 102.000
   Imp. Proj.), Ser. 1997 A (MBIA
   Ins.)

 3 Travis Unified Sch. Dist., CA,          AAA          620,000   5.450    2027         09/01/07            582,081       623,342
   Certs. of Part. (Rfdg. and Cap.                                                      @ 103.000
   Imp. Proj.), Ser. 1997 (AMBAC Ins.)

 4 Sacramento City Fin. Auth., CA,         AAA          500,000   5.875    2029         12/01/09            500,000       524,590
   Cap. Imp. Rev. Bonds (Solid Waste                                                    @ 102.000
   and Redev. Proj.), Ser. 1999 (AMBAC
   Ins.)

 5 California Spec. Dists. Assoc. Fin.     AAA           45,000   3.900    2001         None                 45,000        45,038
   Corp., San Gabriel Cnty. Wtr. Dist.                   10,000   4.050    2002         None                 10,000        10,016
   Certs. of Part. (CA Spec. Dist.
   Fin. Prog.), Ser. 1999 JJ (FSA
   Ins.)(5)

 6 Redevelopment Agy., of the City         AAA          650,000   4.750    2030         08/01/08            536,659       579,039
   San Jose Merged Area Redev. Proj.,                                                   @ 101.000
   Tax Alloc. Bonds, Ser. 1999 (AMBAC
   Ins.)

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412
DEFINED ASSET FUNDS

PORTFOLIO OF THE - CALIFORNIA TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                       Rating                                        Optional
    Portfolio No. and Title of            of             Face                        Redemption
            Securities(4)              Issues(1)        Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            -------------              ---------        ------  ------ ------------- -------------          -------      --------
 7 Palm Desert Fin. Auth., CA, Tax         AAA       $  695,000   5.625%   2023         04/01/07         $  675,172    $  710,005
   Alloc. Rfdg. Rev. Bonds (Proj. Area                                                  @ 102.000
   No. 1, as Amended), Ser. 1997 (MBIA
   Ins.)

 8 Los Angeles Cnty. Metro. Trans.         AAA          690,000   5.000    2026         07/01/09            607,179       655,597
   Auth., CA, Prop. A First Tier Sr.                                                    @ 101.000
   Sales Tax Rev. Rfdg. Bonds, Ser.
   1999 C (Ambac Ins.)

                                                  --------------                                      -------------- --------------
TOTAL                                                $4,275,000                                          $3,960,976    $4,220,459
                                                  ==============                                      ============== ==============

                     See Notes to Portfolios on Page D - 26.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF NOVEMBER 30, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,309,373)(Note 1)......................                  $2,433,474
  Accrued interest receivable......................                      38,440
  Accrued interest on segregated bonds.............                       1,030
  Cash.............................................                      23,083
                                                                   -------------

              Total trust property.................                   2,496,027

LESS LIABILITIES:
  Accrued expenses.................................   $    2,807
  Deferred sales charge............................       25,726         28,533
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  2,485,180 units of fractional undivided
    interest outstanding (Note 3)..................    2,408,778
  Undistributed net investment income..............       58,716
                                                    -------------
                                                                      $2,467,494
                                                                   =============
UNIT VALUE ($2,467,494/2,485,180 units)............                    $0.99288
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                             December 11,
                                                 1999
                                                  to
                                             November 30,
                                                 2000
                                             -------------
INVESTMENT INCOME:
  Interest income...........................    $138,826
  Interest income on segregated bonds.......       2,867
  Trustee's fees and expenses...............      (4,352)
  Sponsors' fees............................      (1,576)
                                             -------------
  Net investment income.....................     135,765
                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized loss on securities sold
    or redeemed.............................      (3,373)
  Unrealized appreciation of investments....     124,101
                                             -------------

  Net realized and unrealized gain on
    investments.............................     120,728
                                             -------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $256,493
                                             =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                               December 11,
                                                   1999
                                                    to
                                               November 30,
                                                   2000
                                               -------------
OPERATIONS:
  Net investment income.......................   $ 135,765
  Realized loss on securities sold
    or redeemed...............................      (3,373)
  Unrealized appreciation of investments......     124,101
                                               -------------
  Net increase in net assets resulting
    from operations...........................     256,493

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......     (63,151)

DEFERRED SALES CHARGE (Note 5)................     (32,276)

CAPITAL SHARE TRANSACTIONS - Redemptions of
  764,820 units...............................    (708,674)
                                               -------------
NET DECREASE IN NET ASSETS....................    (547,608)

NET ASSETS AT BEGINNING OF PERIOD.............   3,015,102
                                               -------------
NET ASSETS AT END OF PERIOD...................  $2,467,494
                                               =============
PER UNIT:
  Income distributions during period..........    $0.02503
                                               =============
  Net asset value at end of period............    $0.99288
                                               =============
TRUST UNITS OUTSTANDING AT END OF PERIOD......   2,485,180
                                               =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (FLORIDA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 11, 1999 was based upon offer side evaluations at December 9, 1999, the day prior to the Date of Deposit. Cost of securities at December 11, 1999 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      Distributions of net investment income are made semi-annually. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,485,180 units at Date of Deposit..........    $2,305,560
      Redemptions of units - net cost of 764,820 units
        redeemed less redemption amounts..................        11,899
      Realized loss on securities sold or redeemed........        (3,373)
      Deferred sales charge...............................       (32,276)
      Interest income on segregated bonds.................         2,867
      Net unrealized appreciation of investments..........       124,101
                                                           --------------

      Net capital applicable to Holders...................    $2,408,778
                                                           ==============

  4.  INCOME TAXES

      As of November 30, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $124,101, of which $528 related to depreciated securities and $124,629 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,309,373 at November 30, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (FLORIDA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      A deferred sales charge of $2.78 per unit is charged in the first year and $2.37 in the second year on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $19.00 per unit over the first two years of the life of the Fund. Should a Holder redeem units prior to the second anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412
DEFINED ASSET FUNDS

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                         Rating                                       Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            -------------                ---------       ------  ------ ------------- -------------         -------      --------
 1 State of Florida Dept. of Trans.,         AAA       $   30,000   5.900%   2002       None             $   31,225    $   30,697
   Tpke. Rev. Bonds, Ser. 1992 A
   (Financial Guaranty Ins.)(5)

 2 City of Palm Bay, FL, Ltd. Ad             AAA           30,000   3.900    2001       None                 29,927        29,949
   Valorem Tax Bonds, Ser. 1996 (MBIA
   Ins.)(5)

 3 Orange Cnty. Hlth. Fac. Auth., FL,        AAA          500,000   5.500    2032       07/01/09            467,765       489,920
   Tax Exempt Mtge. Rev. Bonds (South                                                   @ 101.000
   Central Nursing Homes, Inc. Proj.),
   Ser. 1999 A (FSA Ins.)

 4 School Bd. of Hillsboro Cnty. FL,         AAA          295,000   5.375    2021       07/01/08            277,943       291,908
   Certs. of Part., Master Lease Prog.                                                  @ 101.000
   Ser. 1998 A (MBIA Ins.)

 5 City of Tallahasse, FL, Energy Sys.       AAA          500,000   4.750    2026       10/01/08            417,140       441,360
   Rfdg. Rev. Bonds, Ser. 1998 A (FSA                                                   @ 101.000
   Ins.)

 6 Guam Pwr.  Auth., Rev. Bonds, Ser.        AAA          250,000   5.250    2034       10/01/09            225,350       242,895
   1999 A (MBIA Ins.)                                                                   @ 101.000

 7 Miami-Dade Cnty, FL, Wtr. and Swr.        AAA          500,000   5.000    2029       10/01/09            437,315       461,980
   Sys. Rev. Bonds, Ser. A (Financial                                                   @ 101.000
   Guaranty Ins.)

 8 Tampa Sports Auth., FL, Sales Tax         AAA          460,000   5.250    2027       01/01/07            422,708       444,765
   Pmts. Rev. Bonds (Stadium Proj.)                                                     @ 101.000
   Ser. 1997 (MBIA Ins.)

                                                    --------------                                    -------------- --------------
TOTAL                                                $2,565,000                                          $2,309,373    $2,433,474
                                                    ==============                                    ============== ==============

                     See Notes to Portfolios on Page D - 27.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF NOVEMBER 30, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,993,221)(Note 1)......................                  $3,149,848
  Securities called for redemption
    (cost $25,000)(Note 6).........................                      25,000
  Accrued interest receivable......................                      69,304
  Accrued interest on segregated bonds.............                       1,238
  Cash.............................................                      12,321
                                                                   -------------

              Total trust property.................                   3,257,711

LESS LIABILITIES:
  Accrued expenses.................................   $    2,952
  Deferred sales charge............................       19,392         22,344
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  3,211,129 units of fractional undivided
    interest outstanding (Note 3)..................    3,156,694
  Undistributed net investment income..............       78,673
                                                    -------------
                                                                      $3,235,367
                                                                   =============
UNIT VALUE ($3,235,367/3,211,129 units)............                    $1.00755
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                             December 11,
                                                 1999
                                                  to
                                             November 30,
                                                 2000
                                             -------------
INVESTMENT INCOME:
  Interest income...........................    $168,727
  Interest income on segregated bonds.......       2,413
  Trustee's fees and expenses...............      (3,928)
  Sponsors' fees............................      (1,721)
                                             -------------
  Net investment income.....................     165,491
                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................         148
  Unrealized appreciation of investments....     156,627
                                             -------------

  Net realized and unrealized gain on
    investments.............................     156,775
                                             -------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $322,266
                                             =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                               December 11,
                                                   1999
                                                    to
                                               November 30,
                                                   2000
                                               -------------
OPERATIONS:
  Net investment income.......................  $  165,491
  Realized gain on securities sold
    or redeemed...............................         148
  Unrealized appreciation of investments......     156,627
                                               -------------
  Net increase in net assets resulting
    from operations...........................     322,266

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......     (83,721)

DEFERRED SALES CHARGE (Note 5)................     (23,666)

CAPITAL SHARE TRANSACTIONS - Redemptions of
  38,871 units................................     (37,733)
                                               -------------
NET INCREASE IN NET ASSETS....................     177,146

NET ASSETS AT BEGINNING OF PERIOD.............   3,058,221
                                               -------------
NET ASSETS AT END OF PERIOD...................  $3,235,367
                                               =============
PER UNIT:
  Income distributions during period..........    $0.02576
                                               =============
  Net asset value at end of period............    $1.00755
                                               =============
TRUST UNITS OUTSTANDING AT END OF PERIOD......   3,211,129
                                               =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 11, 1999 was based upon offer side evaluations at December 9, 1999, the day prior to the Date of Deposit. Cost of securities at December 11, 1999 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      Distributions of net investment income are made semi-annually. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,211,129 units at Date of Deposit..........    $3,021,644
      Redemptions of units - net cost of 38,871 units
        redeemed less redemption amounts..................          (472)
      Realized gain on securities sold or redeemed........           148
      Deferred sales charge...............................       (23,666)
      Interest income on segregated bonds.................         2,413
      Net unrealized appreciation of investments..........       156,627
                                                           --------------

      Net capital applicable to Holders...................    $3,156,694
                                                           ==============

  4.  INCOME TAXES

      As of November 30, 2000, net unrealized appreciation of investments (including securities called for redemption), based on cost for Federal income tax purposes, aggregated $156,627, of which $54 related to depreciated securities and $156,681 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,018,221 at November 30, 2000.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  5.  DEFERRED SALES CHARGE

      A deferred sales fee of $19.00 per 1,000 units is payable over a two- year period ($2.38 per 1,000 units quarterly in the first year and $2.37 per 1,000 units quarterly in the second year. Should a Holder redeem units prior to the second anniversary of the fund, the remaining balance of the deferred sales charge will be charged.

  6.  SECURITIES CALLED FOR REDEMPTION

      25,000 face amount of The Gloucester Cnty. Imp. Auth. NJ, Cnty. Gtd. Lease Rev. Bonds, Ser. 1999 B+C (FSA Ins.) were called for redemption on December 1, 2000. Such securities are valued at the amount of the proceeds subsequently received.

MUNICIPAL INVESTMENT TRUST FUNDS,
MULTISTATE SERIES - 412
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                       Rating                                         Optional
    Portfolio No. and Title of            of              Face                        Redemption
              Securities(4)            Issues(1)         Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
              -------------            ---------         ------  ------ ------------- -------------         -------      --------
 1 Delaware River Port Auth., NJ, Port     AAA      $   500,000   5.625%   2026         01/01/10       $    480,505       506,180
   Dist. Proj. Bonds, Ser. 1999 B (FSA                                                  @ 100.000
   Ins.)

 2 New Jersey Econ. Dev. Auth. Rev.        Aaa(m        500,000   5.375    2027         07/01/07            461,260       487,545
   Bonds (St. Barnabas Proj.), Ser.                                                     @ 102.000
   1997 A (MBIA Ins.)

 3 New Jersey Hlth. Care Fac. Fin. Auth.   AAA          500,000   4.500    2028         07/01/08            395,225       418,565
   Rev. Bonds ( Centra State Med. Ctr.                                                  @ 101.000
   Oblig.), Ser. 1998 (MBIA Ins.)

 4 New Jersey Hlth. Care Fac. Fin.         AAA          500,000   5.200    2028         01/01/08            449,115       474,930
   Auth. Rev. Bonds (Hackensack Univ.                                                   @ 101.000
   Med. Ctr. Issue), Ser. 1998 (MBIA
   Ins.)

 5 Guam Pwr. Auth., Rev. Bonds, Ser.       AAA          315,000   5.250    2034         10/01/09            283,941       306,048
   1999 A (MBIA Ins.)                                                                   @ 101.000

 6 The Essex Cnty. Imp. Auth., NJ Util.    AAA          500,000   5.750    2027         07/01/07            493,175       511,215
   Sys. Rev. Bonds (Orange Fran.                                                        @ 101.000
   Acquisition Proj.), Ser. 1997 A
   (MBIA Ins.)

 7 The Gloucester Cnty. Imp. Auth., NJ,    AAA           45,000   5.750    2018         12/01/09             45,000        46,598
   Cnty. Gtd. Lease Rev. Bonds, Ser.                                                    @ 100.000
   1999 B & C (FSA Ins.)                                350,000   5.800    2019         12/01/09            350,000       363,821
                                                                                        @ 100.000

 8 The Gloucester Cnty. Imp. Auth., NJ     AAA           30,000   4.200    2001         None                 30,000        29,955
   Cnty. Gtd. Lease Rev. Bonds, Ser.                      5,000   4.300    2002         None                  5,000         4,991
   1999 B & C (FSA Ins.)(5)


                                                  --------------                                      -------------- --------------
TOTAL                                                $3,245,000                                          $2,993,221    $3,149,848
                                                  ==============                                      ============== ==============

                     See Notes to Portfolios on Page D - 27.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF NOVEMBER 30, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,428,910)(Note 1)......................                  $3,641,625
  Accrued interest receivable......................                      67,391
  Accrued interest on segregated bonds.............                       1,292
  Cash.............................................                      32,351
                                                                   -------------

              Total trust property.................                   3,742,659

LESS LIABILITIES:
  Accrued expenses.................................   $    3,425
  Deferred sales charge (Note 5)...................       14,719         18,144
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  3,665,200 units of fractional undivided
    interest outstanding (Note 3)..................    3,633,533
  Undistributed net investment income..............       90,982
                                                    -------------
                                                                      $3,724,515
                                                                   =============
UNIT VALUE ($3,724,515/3,665,200 units)............                    $1.01618
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                             December 11,
                                                 1999
                                                  to
                                             November 30,
                                                 2000
                                             -------------
INVESTMENT INCOME:
  Interest income...........................    $218,662
  Interest income on segregated bonds.......       3,246
  Trustee's fees and expenses...............      (4,359)
  Sponsor's fees............................      (2,227)
                                             -------------
  Net investment income.....................     215,322
                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................       1,429
  Unrealized appreciation of investments....     212,715
                                             -------------

  Net realized and unrealized gain on
    investments.............................     214,144
                                             -------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $429,466
                                             =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                               December 11,
                                                   1999
                                                    to
                                               November 30,
                                                   2000
                                               -------------
OPERATIONS:
  Net investment income.......................    $215,322
  Realized gain on securities sold
    or redeemed...............................       1,429
  Unrealized appreciation of investments......     212,715
                                               -------------
  Net increase in net assets resulting
    from operations...........................     429,466

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......    (113,202)

DEFERRED SALES CHARGE (Note 5)................     (42,030)

CAPITAL SHARE TRANSACTIONS - Redemptions of
  834,800 units...............................    (792,768)
                                               -------------
NET DECREASE IN NET ASSETS....................    (518,534)

NET ASSETS AT BEGINNING OF PERIOD.............   4,243,049
                                               -------------
NET ASSETS AT END OF PERIOD...................  $3,724,515
                                               =============
PER UNIT:
  Income distributions during period..........    $0.02639
                                               =============
  Net asset value at end of period............    $1.01618
                                               =============
TRUST UNITS OUTSTANDING AT END OF PERIOD......   3,665,200
                                               =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 11, 1999 was based upon offer side evaluations at December 9, 1999, the day prior to the Date of Deposit. Cost of securities at December 11, 1999 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      Distributions of net investment income are made semi-annually. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,665,200 units at Date of Deposit..........    $3,455,916
      Redemptions of units - net cost of 834,800 units
        redeemed less redemption amounts..................         2,257
      Realized gain on securities sold or redeemed........         1,429
      Interest income on segregated bonds.................         3,246
      Deferred sales charge...............................       (42,030)
      Unrealized appreciation of investments..............       212,715
                                                           --------------

      Net capital applicable to Holders...................    $3,633,533
                                                           ==============


  4.  INCOME TAXES

      As of November 30, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $212,715, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,428,910 at November 30, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      A deferred sales charge of $2.38 per unit is charged in the first year and $2.37 in the second year on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $19.00 per unit over the first two years of the life of the Fund. Should a Holder redeem units prior to the second anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                         Rating                                       Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            -------------                ---------       ------  ------ ------------- -------------         -------      --------
 1 New York Metro. Trans. Auth.,           AAA      $   650,000   5.250%   2028         07/01/08        $   583,732   $   623,032
   Commuter Facs. Rev. Bonds, Ser.                                                      @ 101.000
   1998 A (Financial Guaranty Ins.)

 2 Dormitory Auth. of the State of New     AAA          390,000   6.000    2024         07/01/09            390,000       407,807
   York, New Island Hosp. Ins. Rev.                                                     @ 101.000
   Bonds, Ser. 1999 A (AMBAC Ins.)

 3 Dormitory Auth.of the State of New      AAA           40,000   4.375    2001         None                 40,000        40,004
   York, New Island Hosp. Ins. Rev.                      30,000   4.500    2002         None                 30,000        30,049
   Bonds, Ser. 1999 A (AMBAC Ins.)(5)

 4 New York State Energy Research and      AAA          700,000   5.450    2027         08/01/09            648,291       691,600
   Dev. Auth., Poll. Ctl. Rfdg. Rev.                                                    @ 101.000
   Bonds (Central Hudson Gas & Elec.
   Corp. Proj.) Ser. 1999 A (AMBAC
   Ins.)

 5 Dormitory Auth. of the State of New     AAA          605,000   5.750    2030         05/15/10            583,928       617,711
   York Court Facs. Lease Rev. Bonds                                                    @ 101.000
   (The City of New York Issue), Ser.
   1999 (AMBAC Ins.)

 6 New York State Urban Dev. Corp.,        AAA          750,000   4.750    2028         01/01/09            614,730       659,738
   Corr. Facs. Svc. Contract Rev.                                                       @ 101.000
   Bonds, Ser. B (AMBAC Ins.)

 7 New York City. Mun. Wtr. Fin.           AAA          500,000   5.125    2030         06/15/07            437,820       466,555
   Auth., Wtr. and Swr. Sys. Rev.                                                       @ 101.000
   Bonds, Fiscal 1997 Ser. B
   (Financial Guaranty Ins.)

 8 Buffalo Mun. Wtr. Fin. Auth., NY,       AAA          100,000   6.000    2026         07/01/09            100,409       105,129
   Wtr. Sys. Rev. Bonds, Ser. 99 (FSA                                                   @ 101.000
   Ins.)


                                                   --------------                                     -------------- --------------
TOTAL                                                $3,765,000                                          $3,428,910    $3,641,625
                                                   ==============                                     ============== ==============

                     See Notes to Portfolios on Page D - 27.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 412 (CALIFORNIA, FLORIDA, NEW JERSEY AND NEW YORK TRUSTS) DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF NOVEMBER 30, 2000

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   (5) It is anticipated that interest and principal received from these bonds will be applied to the payment of the Trust's deferred sales charges.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--412
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-90159) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                  100460RR--3/01